Shareholder Fees - LS Opportunity Fund - LS Opportunity Fund - Institutional Class	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Redemption Fee	$ (15.00)